Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Consolidated Balance Sheets [Abstract]
Accounts payable, consolidated variable interest entities and VIE's subsidiaries without recourse	$ 33,262	$ 24,504
Due to related party, consolidated variable interest entities and VIE's subsidiaries without recourse	38	84
Deferred revenue and income, current portion of consolidated variable interest entities and VIE's subsidiaries without recourse	24,902	27,534
Income tax payable, consolidated variable interest entities and VIE's subsidiaries without recourse	2,407	2,554
Accrued liabilities and other payables, consolidated variable interest entities and VIE's subsidiaries without recourse	131,312	85,701
Deferred revenue, non-current portion of consolidated variable interest entities and VIE's subsidiaries without recourse	$ 4,751	$ 6,452
Common stock, par value	$ 0.00025	$ 0.00025
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	368,877,209	357,886,089
Common stock, shares outstanding	339,319,115	327,611,487
Treasury stock, shares	29,558,094	30,274,602